Fair Value Measurements (Details Narrative)		3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 02, 2022 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Jul. 31, 2020 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative cash liability					$ 1,862,000,000		$ 180,000,000
Derivative liability		$ 1,963,933			1,963,933		9,399,620		$ 799,954	$ 9,124,756
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 100.00								$ 25.00
Fair Value Adjustment of Warrants		(1,412,941)	$ (8,181,398)		(6,435,229)	$ (28,641,920)	(31,468,270)	$ 1,549,924
Warrants and Rights Outstanding, Term				2 years 10 months							3 years
Proceeds from Issuance of Warrants	$ 20,925				17,850
Fair value derivative liabilities		$ 1,963,933			$ 1,963,933
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				800.00							800.00
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				183.25							187.40
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				0.28							0.48
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input				0							0
Argyll Entertainment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								10,000			10,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 800.00			$ 800.00
Fair Value Adjustment of Warrants				$ 3,387,218				$ 5,488,171
Derivative Liability, Subject to Master Netting Arrangement, before Offset				$ 2,100,953			7,480,000
Proceeds from Issuance of Warrants							15,480,000
Proceeds from Warrant Exercises							$ 8,000,000
Argyll Entertainment [Member] | Warrants Holders [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							10,000
Derivative Liability, Subject to Master Netting Arrangement, before Offset							$ 2,738,095